Background and Operations - Additional Information (Detail) - Tata Sons Private Limited [Member]	12 Months Ended
Mar. 31, 2020
Ordinary shares [Member]
Disclosure of background and operations [line items]
Percentage of shares of Tata Motors Limited owned by Tata Sons Limited	42.32%
'A' Ordinary shares [Member]
Disclosure of background and operations [line items]
Percentage of shares of Tata Motors Limited owned by Tata Sons Limited	5.35%